Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2017	$ 244,358	$ 376	$ 249,856	$ (24)	$ (5,850)
Balance (in shares) at Dec. 31, 2017		37,551,191
Shares issued on exercise of options	$ 3,955	$ 6	3,949
Shares issued on exercise of options (in shares)	635,800	635,800
Stock-based compensation expenses	$ 3,320		3,320
Net income (loss)	(13,254)			(13,254)
Cash dividends paid	(51)			(51)
Foreign currency translation adjustment	(10,437)				(10,437)
Balance at Dec. 31, 2018	227,891	$ 382	257,125	(13,329)	(16,287)
Balance (in shares) at Dec. 31, 2018		38,186,991
Shares issued on exercise of options	$ 2,635	$ 4	2,631
Shares issued on exercise of options (in shares)	578,000	445,000
Stock-based compensation expenses	$ 539		539
Net income (loss)	(13,191)			(13,191)
Foreign currency translation adjustment	(3,136)				(3,136)
Balance at Dec. 31, 2019	$ 214,738	$ 386	260,295	(26,520)	(19,423)
Balance (in shares) at Dec. 31, 2019	38,631,991	38,631,991
Shares issued on exercise of options	$ 3,793	$ 6	3,787
Shares issued on exercise of options (in shares)	433,000	566,000
Stock-based compensation expenses	$ 1,002		1,002
Net income (loss)	15,693			15,693
Foreign currency translation adjustment	13,597				13,597
Others	5			5
Balance at Dec. 31, 2020	$ 248,828	$ 392	$ 265,084	$ (10,822)	$ (5,826)
Balance (in shares) at Dec. 31, 2020	39,197,991	39,197,991